GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.4%
Automobiles & Components — 0.8%
BorgWarner, Inc.	18,224	$790,557
Ford Motor Co.	53,617	498,638
General Motors Co.	105,676	3,867,742
Harley-Davidson, Inc.	12,198	453,644

		5,610,581

Banks — 4.7%
Bank of America Corp.(a)	168,254	5,925,906
Citigroup, Inc.	55,734	4,452,589
Fifth Third Bancorp	7,770	238,850
First Republic Bank	4,150	487,418
JPMorgan Chase & Co.(a)	87,897	12,252,842
M&T Bank Corp.	5	849
People’s United Financial, Inc.	3,665	61,938
PNC Financial Services Group, Inc. (The)	10,183	1,625,512
SVB Financial Group*	277	69,538
Truist Financial Corp.	14,989	844,180
US Bancorp(a)	65,339	3,873,949
Wells Fargo & Co.	26,238	1,411,604

		31,245,175

Capital Goods — 14.4%
3M Co.	22,720	4,008,262
A.O. Smith Corp.	1,806	86,038
Allegion PLC (Ireland)	6,146	765,423
AMETEK, Inc.	9,507	948,228
Arconic, Inc.(a)	43,780	1,347,111
Caterpillar, Inc.	16,169	2,387,838
Cummins, Inc.	20,456	3,660,806
Deere & Co.	4,657	806,872
Dover Corp.	4,085	470,837
Eaton Corp. PLC (Ireland)	82,884	7,850,773
Emerson Electric Co.	45,184	3,445,732
Fortive Corp.	341	26,049
Fortune Brands Home & Security, Inc.	4,622	302,001
General Dynamics Corp.	3,174	559,735
Honeywell International, Inc.(a)	51,029	9,032,133
IDEX Corp.	242	41,624
Illinois Tool Works, Inc.	17,654	3,171,188
Ingersoll-Rand PLC (Ireland)	28,945	3,847,369
Johnson Controls International PLC (Ireland)	170,970	6,960,189
L3Harris Technologies, Inc.(a)	22,481	4,448,316
Lockheed Martin Corp.(a)	47,488	18,490,877

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masco Corp.	24,873	$1,193,655
Northrop Grumman Corp.	12,641	4,348,125
PACCAR, Inc.	1,825	144,358
Parker-Hannifin Corp.	1,490	306,672
Pentair PLC (Ireland)	8,736	400,720
Raytheon Co.	19,556	4,297,236
Rockwell Automation, Inc.	1,064	215,641
Snap-on, Inc.	1	169
Stanley Black & Decker, Inc.	1,747	289,548
TransDigm Group, Inc.	4,639	2,597,840
United Rentals, Inc.*	408	68,042
United Technologies Corp.(a)	50,492	7,561,682
Westinghouse Air Brake Technologies Corp.	16,779	1,305,406
WW Grainger, Inc.	620	209,882
Xylem, Inc.	2,075	163,489

		95,759,866

Commercial & Professional Services — 0.6%
Cintas Corp.	10,034	2,699,949
Equifax, Inc.	907	127,089
IHS Markit Ltd. (Bermuda)*	9	678
Nielsen Holdings PLC (United Kingdom)	4,034	81,890
Verisk Analytics, Inc.	3,854	575,556
Waste Management, Inc.	6,826	777,891

		4,263,053

Consumer Durables & Apparel — 0.6%
Garmin Ltd. (Switzerland)	4,396	428,874
Hanesbrands, Inc.	31,630	469,706
Leggett & Platt, Inc.	11,522	585,663
Lennar Corp., Class A	3,210	179,086
Mohawk Industries, Inc.*	3,922	534,882
Newell Brands, Inc.	36,645	704,317
PVH Corp.	2,482	260,982
Whirlpool Corp.	4,771	703,866

		3,867,376

Consumer Services — 1.4%
H&R Block, Inc.	2,255	52,947
Hilton Worldwide Holdings, Inc.	16,348	1,813,157
Marriott International, Inc., Class A	3,777	571,951
McDonald’s Corp.	5,853	1,156,611
MGM Resorts International	29,456	980,001

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	18,625	$1,087,886
Starbucks Corp.	29,421	2,586,694
Yum! Brands, Inc.	6,998	704,909

		8,954,156

Diversified Financials — 5.9%
American Express Co.(a)	50,257	6,256,494
Ameriprise Financial, Inc.	252	41,978
Bank of New York Mellon Corp. (The)	9,957	501,136
Berkshire Hathaway, Inc., Class B*	4,893	1,108,264
BlackRock, Inc.	1,466	736,958
Capital One Financial Corp.	6,102	627,957
Discover Financial Services	69,252	5,873,955
Goldman Sachs Group, Inc. (The)(a)	8,572	1,970,960
Intercontinental Exchange, Inc.(a)	13,587	1,257,477
MarketAxess Holdings, Inc.	920	348,781
Moody’s Corp.(a)	23,324	5,537,351
MSCI, Inc.	1,348	348,027
Nasdaq, Inc.	4,837	518,043
Northern Trust Corp.	2,402	255,188
Raymond James Financial, Inc.	1,583	141,615
S&P Global, Inc.(a)	32,906	8,984,983
Synchrony Financial	26,586	957,362
T Rowe Price Group, Inc.	29,940	3,647,890

		39,114,419

Energy — 3.0%
Apache Corp.	27,309	698,837
Chevron Corp.(a)	85,352	10,285,770
ConocoPhillips	8,227	535,002
Halliburton Co.	867	21,215
Hess Corp.	262	17,504
Kinder Morgan, Inc.(a)	10,354	219,194
Marathon Petroleum Corp.	44,162	2,660,760
Phillips 66	32,921	3,667,729
TechnipFMC PLC (United Kingdom)	35,780	767,123
Valero Energy Corp.	12,393	1,160,604

		20,033,738

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	6,776	1,991,602
Kroger Co. (The)	202	5,856
Sysco Corp.(a)	7,131	609,986
Walmart, Inc.(a)	34,058	4,047,453

		6,654,897

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 7.6%
Altria Group, Inc.	56,797	$2,834,738
Archer-Daniels-Midland Co.	12,097	560,696
Campbell Soup Co.	25,893	1,279,632
Coca-Cola Co. (The)(a)	134,930	7,468,376
Conagra Brands, Inc.	11,839	405,367
Constellation Brands, Inc., Class A	495	93,926
General Mills, Inc.(a)	117,137	6,273,858
Hershey Co. (The)	45,584	6,699,936
JM Smucker Co. (The)	1,074	111,836
Kellogg Co.	21,974	1,519,722
Kraft Heinz Co. (The)	8,618	276,896
Lamb Weston Holdings, Inc.	22	1,893
McCormick & Co., Inc., non-voting shares	15,091	2,561,395
Molson Coors Beverage Co., Class B	18,553	1,000,007
Mondelez International, Inc., Class A(a)	153,752	8,468,660
Monster Beverage Corp.*	6,450	409,898
PepsiCo, Inc.	29,439	4,023,428
Philip Morris International, Inc.(a)	75,615	6,434,080
Tyson Foods, Inc., Class A	4,700	427,888

		50,852,232

Health Care Equipment & Services — 5.0%
AmerisourceBergen Corp.(a)	9,020	766,880
Anthem, Inc.(a)	2,840	857,765
Cigna Corp.	230	47,033
CVS Health Corp.(a)	124,489	9,248,288
Danaher Corp.	6,005	921,647
HCA Healthcare, Inc.	3,691	545,567
Henry Schein, Inc.*	10,682	712,703
Humana, Inc.	19,777	7,248,666
Laboratory Corp. of America Holdings*	2,104	355,934
McKesson Corp.	12,824	1,773,816
Medtronic PLC (Ireland)	37,895	4,299,188
Quest Diagnostics, Inc.	10,448	1,115,742
UnitedHealth Group, Inc.(a)	12,933	3,802,043
Universal Health Services, Inc., Class B	4,802	688,895
WellCare Health Plans, Inc.*	3,309	1,092,665

		33,476,832

Household & Personal Products — 1.8%
Church & Dwight Co., Inc.	2,554	179,648

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	1,369	$210,196
Colgate-Palmolive Co.	26,752	1,841,608
Kimberly-Clark Corp.	10,694	1,470,960
Procter & Gamble Co. (The)(a)	65,712	8,207,429

		11,909,841

Insurance — 3.9%
Aflac, Inc.	11,619	614,645
Allstate Corp. (The)	10,965	1,233,014
American International Group, Inc.(a)	20,119	1,032,708
Aon PLC (United Kingdom)	5,430	1,131,015
Arthur J Gallagher & Co.	3	286
Assurant, Inc.	5,385	705,866
Chubb Ltd. (Switzerland)	10,526	1,638,477
Cincinnati Financial Corp.	35,015	3,681,827
Everest Re Group Ltd. (Bermuda)	7	1,938
Globe Life, Inc.	7,676	807,899
Hartford Financial Services Group, Inc. (The)	32,367	1,966,943
Lincoln National Corp.	1,739	102,618
Loews Corp.	6,329	332,209
Marsh & McLennan Cos., Inc.(a)	69,950	7,793,130
MetLife, Inc.	10,559	538,192
Principal Financial Group, Inc.	5,893	324,115
Progressive Corp. (The)(a)	11,994	868,246
Travelers Cos., Inc. (The)(a)	20,257	2,774,196
WR Berkley Corp.	3,455	238,740

		25,786,064

Materials — 3.8%
Air Products & Chemicals, Inc.	485	113,970
Amcor PLC (Jersey)	1,074	11,642
Avery Dennison Corp.(a)	11,618	1,519,867
Ball Corp.	33,818	2,187,010
Celanese Corp.	1,355	166,828
CF Industries Holdings, Inc.	19,093	911,500
Dow, Inc.	4,447	243,384
DuPont de Nemours, Inc.	23,684	1,520,513
Eastman Chemical Co.	10,703	848,320
Ecolab, Inc.	3,137	605,410
FMC Corp.	5,447	543,720
International Flavors & Fragrances, Inc.	2,155	278,038
International Paper Co.	14,101	649,351

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Linde PLC (Ireland)	27,601	$5,876,253
LyondellBasell Industries NV, Class A (Netherlands)	25,009	2,362,850
Martin Marietta Materials, Inc.	706	197,426
Mosaic Co. (The)	33,272	720,006
Nucor Corp.	44	2,476
Packaging Corp. of America	13,434	1,504,474
PPG Industries, Inc.	20,700	2,763,243
Sherwin-Williams Co. (The)	3,985	2,325,407

		25,351,688

Media & Entertainment — 5.5%
Activision Blizzard, Inc.	20,494	1,217,753
Alphabet, Inc., Class A(a)*	8,203	10,987,016
Charter Communications, Inc., Class A*	2,883	1,398,486
Comcast Corp., Class A	133,036	5,982,629
Discovery, Inc., Class A*	3,657	119,730
DISH Network Corp., Class A*	17,166	608,878
Facebook, Inc., Class A(a)*	70,412	14,452,063
Interpublic Group of Cos., Inc. (The)	11,217	259,113
Omnicom Group, Inc.	5,258	426,003
ViacomCBS, Inc., Class B	5,351	224,581
Walt Disney Co. (The)	7,854	1,135,924

		36,812,176

Pharmaceuticals, Biotechnology & Life Sciences — 4.4%
Alexion Pharmaceuticals, Inc.*	1,438	155,520
Amgen, Inc.(a)	17,979	4,334,198
Bristol-Myers Squibb Co.(a)	11,220	720,212
Gilead Sciences, Inc.	6,006	390,270
Johnson & Johnson	2,874	419,230
Merck & Co., Inc.(a)	188,568	17,150,260
Mylan NV (Netherlands)*	45,188	908,279
Pfizer, Inc.	131,434	5,149,584

		29,227,553

Real Estate — 2.1%
Alexandria Real Estate Equities, Inc., REIT	780	126,032
Apartment Investment & Management Co., Class A, REIT	2,203	113,785
AvalonBay Communities, Inc., REIT	3,241	679,638
Boston Properties, Inc., REIT	50	6,893
CBRE Group, Inc., Class A*	29,369	1,800,026

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
Duke Realty Corp., REIT	8,495	$294,522
Equity Residential, REIT	6,590	533,263
Essex Property Trust, Inc., REIT	849	255,430
Extra Space Storage, Inc., REIT	2,947	311,262
Federal Realty Investment Trust, REIT	11	1,416
Healthpeak Properties, Inc., REIT	5,610	193,377
Kimco Realty Corp., REIT	1,720	35,621
Mid-America Apartment Communities, Inc., REIT	10,762	1,419,077
Prologis, Inc., REIT(a)	67,046	5,976,481
Public Storage, REIT	1,916	408,031
Realty Income Corp., REIT	7,558	556,496
UDR, Inc., REIT	10,319	481,897
Welltower, Inc., REIT(a)	6,974	570,334

		13,763,581

Retailing — 8.2%
Advance Auto Parts, Inc.	11	1,762
Amazon.com, Inc.(a)*	5,364	9,911,814
AutoZone, Inc.(a)*	1,773	2,112,193
Best Buy Co., Inc.	13,277	1,165,721
Booking Holdings, Inc.*	1,407	2,889,598
Dollar General Corp.(a)	35,748	5,575,973
eBay, Inc.	180,065	6,502,147
Gap, Inc. (The)	32,086	567,280
Genuine Parts Co.	3,573	379,560
Home Depot, Inc. (The)(a)	84,588	18,472,328
Kohl’s Corp.	12,431	633,359
Lowe’s Cos., Inc.(a)	21,623	2,589,570
Ross Stores, Inc.(a)	15,272	1,777,966
Target Corp.	3,437	440,658
TJX Cos., Inc. (The)(a)	27,885	1,702,658
Tractor Supply Co.	1,732	161,838

		54,884,425

Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.(a)	116,267	7,096,938
Intel Corp.	1,365	81,695
KLA Corp.	13,842	2,466,229
Lam Research Corp.	3,473	1,015,505
Qorvo, Inc.*	3,773	438,536
Texas Instruments, Inc.	11,184	1,434,795

		12,533,698

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — 10.8%
Accenture PLC, Class A (Ireland)	87,229	$18,367,811
Automatic Data Processing, Inc.(a)	4,157	708,768
Broadridge Financial Solutions, Inc.(a)	2,660	328,616
Cognizant Technology Solutions Corp., Class A	572	35,475
FleetCor Technologies, Inc.*	12,721	3,660,086
Global Payments, Inc.	2,577	470,457
International Business Machines Corp.(a)	29,539	3,959,408
Jack Henry & Associates, Inc.	800	116,536
Mastercard, Inc., Class A	24,683	7,370,097
Microsoft Corp.(a)	169,880	26,790,076
Oracle Corp.	36,256	1,920,843
Paychex, Inc.	8,723	741,978
Visa, Inc., Class A(a)	25,772	4,842,559
Western Union Co. (The)	92,319	2,472,303

		71,785,013

Technology Hardware & Equipment — 3.2%
Amphenol Corp., Class A	6,106	660,852
Apple, Inc.(a)	30,884	9,069,087
Arista Networks, Inc.*	5,648	1,148,803
Cisco Systems, Inc.	41,499	1,990,292
F5 Networks, Inc.*	4,754	663,896
FLIR Systems, Inc.	2,825	147,098
Hewlett Packard Enterprise Co.	30,032	476,308
Juniper Networks, Inc.	1,745	42,979
Keysight Technologies, Inc.*	2,469	253,393
Motorola Solutions, Inc.(a)	3,978	641,015
NetApp, Inc.	854	53,162
Seagate Technology PLC (Ireland)	2,565	152,618
TE Connectivity Ltd. (Switzerland)	54,005	5,175,839
Xerox Holdings Corp.	9,377	345,730
Zebra Technologies Corp., Class A*	621	158,628

		20,979,700

Telecommunication Services — 3.1%
AT&T, Inc.(a)	436,891	17,073,700
CenturyLink, Inc.	27	357
T-Mobile US, Inc.*	7,901	619,596
Verizon Communications, Inc.(a)	51,755	3,177,757

		20,871,410

Transportation — 1.2%
American Airlines Group, Inc.	24,180	693,482

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.	1,828	$142,950
CSX Corp.	16,906	1,223,318
Delta Air Lines, Inc.	41,208	2,409,844
Expeditors International of Washington, Inc.	6	468
JB Hunt Transport Services, Inc.	1,142	133,363
Kansas City Southern	3,425	524,573
Norfolk Southern Corp.(a)	6,048	1,174,098
Southwest Airlines Co.	4,264	230,171
Union Pacific Corp.	23	4,158
United Airlines Holdings, Inc.*	12,450	1,096,720
United Parcel Service, Inc., Class B	4,925	576,520

		8,209,665

Utilities — 0.5%
AES Corp.	1,347	26,805
Evergy, Inc.	2,429	158,104
Southern Co. (The)	45,102	2,872,997

		3,057,906

TOTAL COMMON STOCKS (Cost $532,752,623)		635,005,045

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%		30,854,862

NET ASSETS - 100.0%		$665,859,907

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2019.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on July 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.6% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2019:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	18,294	$753,036	$793,594	$47,626
Ford Motor Co.	Morgan Stanley	38,406	341,958	357,176	22,522
General Motors Co.	Morgan Stanley	83,493	3,051,796	3,055,844	38,518
Harley-Davidson, Inc.	Morgan Stanley	15,029	572,496	558,929	(5,236)

		155,222	4,719,286	4,765,543	103,430

Banks
Bank of America Corp.	Morgan Stanley	42,466	1,409,203	1,495,652	100,562
Citigroup, Inc.	Morgan Stanley	1	67	80	32
Fifth Third Bancorp	Morgan Stanley	8,908	271,154	273,832	6,102
First Republic Bank	Morgan Stanley	1	93	117	43
JPMorgan Chase & Co.	Morgan Stanley	16,235	2,154,614	2,263,159	118,637
M&T Bank Corp.	Morgan Stanley	1,342	200,530	227,805	42,813
People’s United Financial, Inc.	Morgan Stanley	5,447	88,818	92,054	4,620
PNC Financial Services Group, Inc. (The)	Morgan Stanley	6	964	958	15
SVB Financial Group	Morgan Stanley	919	195,027	230,706	36,609
Truist Financial Corp.	Morgan Stanley	2,797	147,162	157,527	11,071
US Bancorp	Morgan Stanley	30,124	1,785,320	1,786,052	21,182
Wells Fargo & Co.	Morgan Stanley	26,041	1,397,316	1,401,006	10,126

		134,287	7,650,268	7,928,948	351,812

Capital Goods
3M Co.	Morgan Stanley	42,674	6,915,365	7,528,547	745,115
A.O. Smith Corp.	Morgan Stanley	1,979	92,663	94,280	2,068
Allegion PLC (Ireland)	Morgan Stanley	10,304	1,196,679	1,283,260	94,976
AMETEK, Inc.	Morgan Stanley	31,096	2,906,613	3,101,515	213,477
Arconic, Inc.	Morgan Stanley	32,392	992,350	996,702	9,010
Caterpillar, Inc.	Morgan Stanley	21,896	2,786,920	3,233,601	474,015
Cummins, Inc.	Morgan Stanley	13,160	1,949,391	2,355,114	449,361
Deere & Co.	Morgan Stanley	2,611	449,918	452,382	6,570
Dover Corp.	Morgan Stanley	22,076	2,253,433	2,544,480	312,418
Emerson Electric Co.	Morgan Stanley	63,596	4,262,142	4,849,831	647,758
Fortive Corp.	Morgan Stanley	7,855	547,346	600,043	56,355
Fortune Brands Home & Security, Inc.	Morgan Stanley	19,987	1,220,827	1,305,950	95,246
General Dynamics Corp.	Morgan Stanley	3,541	627,847	624,455	(442)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Honeywell International, Inc.	Morgan Stanley	56,540	$9,423,421	$10,007,580	$694,981
IDEX Corp.	Morgan Stanley	1,523	248,116	261,956	15,757
Illinois Tool Works, Inc.	Morgan Stanley	6,576	1,129,623	1,181,247	63,959
Ingersoll-Rand PLC (Ireland)	Morgan Stanley	13,428	1,711,332	1,784,850	88,653
Jacobs Engineering Group, Inc.	Morgan Stanley	26,545	2,211,043	2,384,537	188,362
Masco Corp.	Morgan Stanley	25,370	1,168,032	1,217,506	54,954
Northrop Grumman Corp.	Morgan Stanley	14,974	5,207,256	5,150,607	(17,791)
PACCAR, Inc.	Morgan Stanley	6,206	428,745	490,895	81,734
Parker-Hannifin Corp.	Morgan Stanley	1,669	269,544	343,514	78,186
Pentair PLC (Ireland)	Morgan Stanley	20,993	875,309	962,949	91,750
Raytheon Co.	Morgan Stanley	20,080	4,291,459	4,412,379	141,002
Rockwell Automation, Inc.	Morgan Stanley	1,622	320,321	328,731	9,925
Snap-on, Inc.	Morgan Stanley	1,272	187,798	215,477	31,157
Stanley Black & Decker, Inc.	Morgan Stanley	1,774	268,215	294,023	28,303
TransDigm Group, Inc.	Morgan Stanley	4,733	2,686,589	2,650,480	130,292
United Rentals, Inc.	Morgan Stanley	12,007	1,383,800	2,002,407	625,096
United Technologies Corp.	Morgan Stanley	83,607	11,410,004	12,520,984	1,242,086
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	17,118	1,326,010	1,331,780	14,042
WW Grainger, Inc.	Morgan Stanley	630	212,204	213,268	2,075
Xylem, Inc.	Morgan Stanley	2,105	161,306	165,853	5,319

		591,939	71,121,621	76,891,183	6,675,769

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	6,966	1,880,060	1,874,411	3,159
Equifax, Inc.	Morgan Stanley	1,904	256,943	266,788	11,618
IHS Markit Ltd. (Bermuda)	Morgan Stanley	9,253	591,441	697,214	108,556
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	4,223	87,143	85,727	(741)
Robert Half International, Inc.	Morgan Stanley	25,525	1,484,024	1,611,904	150,664
Verisk Analytics, Inc.	Morgan Stanley	47	6,580	7,019	499
Waste Management, Inc.	Morgan Stanley	3,019	345,726	344,045	1,480

		50,937	4,651,917	4,887,108	275,235

Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	17	1,645	1,659	47
Hanesbrands, Inc.	Morgan Stanley	32,321	507,452	479,967	(20,283)
Leggett & Platt, Inc.	Morgan Stanley	11,752	604,043	597,354	855
Lennar Corp., Class A	Morgan Stanley	4,162	199,700	232,198	33,614
Mohawk Industries, Inc.	Morgan Stanley	8,784	1,218,171	1,197,962	(14,496)
Newell Brands, Inc.	Morgan Stanley	37,378	756,922	718,405	(26,362)
PVH Corp.	Morgan Stanley	10,503	965,483	1,104,390	144,037
Whirlpool Corp.	Morgan Stanley	6,371	981,603	939,914	(27,608)

		111,288	5,235,019	5,271,849	89,804

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Services
H&R Block, Inc.	Morgan Stanley	2,277	$60,868	$53,464	$(5,979)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	2,667	296,667	295,797	535
Marriott International, Inc., Class A	Morgan Stanley	3,810	508,381	576,948	72,775
McDonald’s Corp.	Morgan Stanley	17,472	3,692,718	3,452,642	(191,267)
MGM Resorts International	Morgan Stanley	28,026	881,038	932,425	67,237
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	19,001	984,438	1,109,848	130,031
Starbucks Corp.	Morgan Stanley	1	83	88	24
Yum! Brands, Inc.	Morgan Stanley	34	3,378	3,425	79

		73,288	6,427,571	6,424,637	73,435

Diversified Financials
American Express Co.	Morgan Stanley	17,791	2,105,434	2,214,801	119,230
Ameriprise Financial, Inc.	Morgan Stanley	2,828	385,853	471,088	89,178
Bank of New York Mellon Corp. (The)	Morgan Stanley	4,126	207,096	207,662	1,553
Berkshire Hathaway, Inc., Class B	Morgan Stanley	68,611	13,645,112	15,540,392	1,959,092
BlackRock, Inc.	Morgan Stanley	27,304	11,385,637	13,725,721	2,566,559
Capital One Financial Corp.	Morgan Stanley	4,707	430,500	484,397	57,812
Franklin Resources, Inc.	Morgan Stanley	101,405	3,018,026	2,634,502	(315,651)
Invesco Ltd. (Bermuda)	Morgan Stanley	86,666	1,654,020	1,558,255	(34,282)
MarketAxess Holdings, Inc.	Morgan Stanley	4	1,308	1,516	234
Moody’s Corp.	Morgan Stanley	10,056	2,151,099	2,387,395	252,029
MSCI, Inc.	Morgan Stanley	618	130,500	159,555	30,496
Nasdaq, Inc.	Morgan Stanley	27,335	2,624,925	2,927,579	340,639
Northern Trust Corp.	Morgan Stanley	2,516	266,675	267,300	3,648
Raymond James Financial, Inc.	Morgan Stanley	1,617	141,945	144,657	3,992
S&P Global, Inc.	Morgan Stanley	143	34,699	39,046	5,784
Synchrony Financial	Morgan Stanley	6,782	250,168	244,220	(11,269)
T Rowe Price Group, Inc.	Morgan Stanley	21,661	2,339,222	2,639,176	343,833

		384,170	40,772,219	45,647,262	5,412,877

Energy
Apache Corp.	Morgan Stanley	35,060	761,310	897,185	139,453
Chevron Corp.	Morgan Stanley	43,728	5,098,798	5,269,661	266,185
ConocoPhillips	Morgan Stanley	104,400	5,640,246	6,789,132	1,217,000
Devon Energy Corp.	Morgan Stanley	85,020	2,168,904	2,207,969	64,530
Halliburton Co.	Morgan Stanley	19,464	391,894	476,284	89,433
Helmerich & Payne, Inc.	Morgan Stanley	22,011	974,180	999,960	61,608
HollyFrontier Corp.	Morgan Stanley	35,587	1,764,403	1,804,617	72,684
Marathon Petroleum Corp.	Morgan Stanley	70,789	4,144,925	4,265,037	190,667
Phillips 66	Morgan Stanley	45,251	5,356,059	5,041,414	(252,283)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	43,288	1,024,997	928,095	(82,907)

		504,598	27,325,716	28,679,354	1,766,370

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	2,554	$752,855	$750,672	$866
Kroger Co. (The)	Morgan Stanley	20,701	443,620	600,122	165,219
Sysco Corp.	Morgan Stanley	97,732	6,854,256	8,359,995	1,575,919
Walgreens Boots Alliance, Inc.	Morgan Stanley	196,860	10,850,923	11,606,866	986,849
Walmart, Inc.	Morgan Stanley	125,643	13,222,203	14,931,414	1,842,530

		443,490	32,123,857	36,249,069	4,571,383

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	148,464	6,875,660	7,409,838	807,468
Archer-Daniels-Midland Co.	Morgan Stanley	86,353	3,732,930	4,002,461	317,226
Campbell Soup Co.	Morgan Stanley	8,804	424,417	435,094	12,680
Coca-Cola Co. (The)	Morgan Stanley	80,132	4,242,689	4,435,306	256,639
Constellation Brands, Inc., Class A	Morgan Stanley	3,868	722,465	733,953	17,406
JM Smucker Co. (The)	Morgan Stanley	1,573	170,581	163,796	(4,713)
Kellogg Co.	Morgan Stanley	7,013	468,096	485,019	19,709
Kraft Heinz Co. (The)	Morgan Stanley	191,534	6,083,069	6,153,987	251,900
Lamb Weston Holdings, Inc.	Morgan Stanley	3,367	259,151	289,663	32,413
Molson Coors Beverage Co., Class B	Morgan Stanley	19,700	1,042,764	1,061,830	36,933
Mondelez International, Inc., Class A	Morgan Stanley	19,455	1,032,982	1,071,581	47,942
Monster Beverage Corp.	Morgan Stanley	5,955	364,256	378,440	15,906
PepsiCo, Inc.	Morgan Stanley	66,121	8,578,936	9,036,757	594,644
Philip Morris International, Inc.	Morgan Stanley	55,551	4,443,945	4,726,835	367,231
Tyson Foods, Inc., Class A	Morgan Stanley	3,772	329,926	343,403	16,613

		701,662	38,771,867	40,727,963	2,789,997

Health Care Equipment & Services
Anthem, Inc.	Morgan Stanley	3,355	803,290	1,013,311	216,478
Centene Corp.	Morgan Stanley	89,522	4,343,607	5,628,248	1,304,966
Cigna Corp.	Morgan Stanley	8,833	1,441,537	1,806,260	371,481
CVS Health Corp.	Morgan Stanley	159,692	8,981,475	11,863,519	3,003,898
Danaher Corp.	Morgan Stanley	10,664	1,474,626	1,636,711	172,538
DaVita, Inc.	Morgan Stanley	29,436	1,733,884	2,208,583	482,824
HCA Healthcare, Inc.	Morgan Stanley	4,202	569,794	621,098	55,667
Laboratory Corp. of America Holdings	Morgan Stanley	166	27,625	28,082	605
Quest Diagnostics, Inc.	Morgan Stanley	13,427	1,346,249	1,433,869	98,405
UnitedHealth Group, Inc.	Morgan Stanley	9,285	2,015,275	2,729,604	733,797
Universal Health Services, Inc., Class B	Morgan Stanley	9,554	1,402,558	1,370,617	(23,555)
WellCare Health Plans, Inc.	Morgan Stanley	3,292	1,000,786	1,087,051	93,232

		341,428	25,140,706	31,426,953	6,510,336

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	3,139	216,820	220,797	5,223
Clorox Co. (The)	Morgan Stanley	1,543	226,601	236,912	11,389
Colgate-Palmolive Co.	Morgan Stanley	68,599	4,707,338	4,722,355	62,734
Kimberly-Clark Corp.	Morgan Stanley	7,204	962,635	990,910	36,598
Procter & Gamble Co. (The)	Morgan Stanley	19,637	2,374,568	2,452,661	94,479

		100,122	8,487,962	8,623,635	210,423

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Insurance
Aflac, Inc.	Morgan Stanley	5,442	$279,516	$287,882	$12,624
American International Group, Inc.	Morgan Stanley	72	3,704	3,696	47
Aon PLC (United Kingdom)	Morgan Stanley	3	622	625	24
Assurant, Inc.	Morgan Stanley	6,086	686,002	797,753	122,008
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	939	227,294	259,953	35,867
Globe Life, Inc.	Morgan Stanley	11,085	1,075,359	1,166,696	96,845
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	31,473	1,861,124	1,912,614	70,379
Lincoln National Corp.	Morgan Stanley	2,864	167,538	169,005	2,268
Loews Corp.	Morgan Stanley	615	29,912	32,281	2,564
Marsh & McLennan Cos., Inc.	Morgan Stanley	19,359	1,998,771	2,156,786	167,378
MetLife, Inc.	Morgan Stanley	10,784	516,300	549,660	35,790
Principal Financial Group, Inc.	Morgan Stanley	552	30,078	30,360	441
Progressive Corp. (The)	Morgan Stanley	3,314	231,897	239,900	9,106
Travelers Cos., Inc. (The)	Morgan Stanley	14,698	1,998,719	2,012,891	33,113
WR Berkley Corp.	Morgan Stanley	2,140	148,548	147,874	(368)

		109,426	9,255,384	9,767,976	588,086

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	4,631	1,075,406	1,088,239	23,251
Amcor PLC (Jersey)	Morgan Stanley	36,502	393,983	395,682	11,896
Avery Dennison Corp.	Morgan Stanley	3,164	404,858	413,914	12,802
Ball Corp.	Morgan Stanley	24,400	1,650,502	1,577,948	(61,159)
Celanese Corp.	Morgan Stanley	20,147	2,424,940	2,480,499	76,562
CF Industries Holdings, Inc.	Morgan Stanley	5,033	237,839	240,275	5,528
Dow, Inc.	Morgan Stanley	638	34,702	34,918	397
DuPont de Nemours, Inc.	Morgan Stanley	109,427	7,865,877	7,025,213	(743,853)
Eastman Chemical Co.	Morgan Stanley	7,234	572,014	573,367	7,906
Ecolab, Inc.	Morgan Stanley	3,553	681,913	685,693	8,659
FMC Corp.	Morgan Stanley	18,314	1,611,650	1,828,103	239,390
International Flavors & Fragrances, Inc.	Morgan Stanley	323	45,062	41,673	(2,916)
International Paper Co.	Morgan Stanley	53,877	2,199,707	2,481,036	338,138
Linde PLC (Ireland)	Morgan Stanley	25,663	4,834,578	5,463,653	695,207
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	24,200	2,324,539	2,286,416	(5,280)
Martin Marietta Materials, Inc.	Morgan Stanley	745	197,384	208,332	12,299
Mosaic Co. (The)	Morgan Stanley	33,939	709,802	734,440	29,672
Nucor Corp.	Morgan Stanley	7,332	369,010	412,645	51,235
Packaging Corp. of America	Morgan Stanley	7,163	713,291	802,184	103,564
PPG Industries, Inc.	Morgan Stanley	21,119	2,630,396	2,819,175	211,786
Sherwin-Williams Co. (The)	Morgan Stanley	4,398	2,531,345	2,566,409	48,985
Westrock Co.	Morgan Stanley	49,820	1,679,764	2,137,776	494,169

		461,622	35,188,562	36,297,590	1,558,238

Media & Entertainment
Alphabet, Inc., Class A	Morgan Stanley	7,832	9,211,373	10,490,102	1,321,813
Charter Communications, Inc., Class A	Morgan Stanley	22,429	9,281,504	10,879,859	1,642,244
Comcast Corp., Class A	Morgan Stanley	296,778	12,602,748	13,346,107	852,271

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Media & Entertainment — (continued)
Discovery, Inc., Class A	Morgan Stanley	12,822	$385,385	$419,792	$36,228
Facebook, Inc., Class A	Morgan Stanley	1	179	205	46
Fox Corp., Class A	Morgan Stanley	133,153	4,994,569	4,935,982	(4,593)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	57,170	1,217,451	1,320,627	124,377
Omnicom Group, Inc.	Morgan Stanley	39,611	3,100,299	3,209,283	174,992
ViacomCBS, Inc., Class B	Morgan Stanley	3,306	144,164	138,753	(3,931)
Walt Disney Co. (The)	Morgan Stanley	33,481	4,538,013	4,842,357	355,049

		606,583	45,475,685	49,583,067	4,498,496

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	37,698	3,871,314	4,077,039	223,842
Amgen, Inc.	Morgan Stanley	22,806	4,667,504	5,497,842	893,868
Biogen, Inc.	Morgan Stanley	39,992	9,482,251	11,866,826	2,428,925
Bristol-Myers Squibb Co.	Morgan Stanley	338,109	15,373,287	21,703,217	6,554,244
Gilead Sciences, Inc.	Morgan Stanley	40,862	2,580,888	2,655,213	130,604
Johnson & Johnson	Morgan Stanley	75,185	9,904,927	10,967,236	1,239,469
Mylan NV (Netherlands)	Morgan Stanley	46,090	796,761	926,409	133,392
Pfizer, Inc.	Morgan Stanley	149,746	5,613,750	5,867,048	297,949

		750,488	52,290,682	63,560,830	11,902,293

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	1,846	265,276	298,277	37,871
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	1,252	63,523	64,666	1,458
Boston Properties, Inc., REIT	Morgan Stanley	3,538	467,030	487,749	29,679
CBRE Group, Inc., Class A	Morgan Stanley	30,009	1,657,356	1,839,252	189,663
Duke Realty Corp., REIT	Morgan Stanley	6	205	208	23
Equity Residential, REIT	Morgan Stanley	2,028	164,479	164,106	2,721
Essex Property Trust, Inc., REIT	Morgan Stanley	684	201,383	205,788	8,032
Extra Space Storage, Inc., REIT	Morgan Stanley	56	5,994	5,915	16
Federal Realty Investment Trust, REIT	Morgan Stanley	1,741	226,543	224,119	2,309
Healthpeak Properties, Inc.	Morgan Stanley	5,875	200,357	202,511	3,109
Kimco Realty Corp., REIT	Morgan Stanley	8,080	164,001	167,337	8,160
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	8,730	1,190,186	1,151,138	(33,465)
Prologis, Inc., REIT	Morgan Stanley	36,512	3,185,744	3,254,680	102,709
Public Storage, REIT	Morgan Stanley	2,131	544,854	453,818	(80,368)
Realty Income Corp., REIT	Morgan Stanley	5	364	368	26
UDR, Inc., REIT	Morgan Stanley	3,029	139,931	141,454	2,196
Welltower, Inc., REIT	Morgan Stanley	1,685	134,712	137,799	3,969

		107,207	8,611,938	8,799,185	278,108

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	1,596	$249,293	$255,615	$7,602
Amazon.com, Inc.	Morgan Stanley	1,908	3,343,808	3,525,679	197,523
AutoZone, Inc.	Morgan Stanley	2,500	2,743,954	2,978,275	247,168
Best Buy Co., Inc.	Morgan Stanley	1,671	133,352	146,714	15,516
Booking Holdings, Inc.	Morgan Stanley	4,481	8,337,716	9,202,764	929,602
Dollar General Corp.	Morgan Stanley	6,842	923,465	1,067,215	150,276
Gap, Inc. (The)	Morgan Stanley	32,837	562,682	580,558	20,525
Genuine Parts Co.	Morgan Stanley	22,122	2,289,421	2,350,020	88,189
Kohl’s Corp.	Morgan Stanley	13,142	629,410	669,585	52,580
LKQ Corp.	Morgan Stanley	67,365	1,842,433	2,404,931	571,130
Target Corp.	Morgan Stanley	101,888	8,339,849	13,063,060	4,896,713
TJX Cos., Inc. (The)	Morgan Stanley	40	2,425	2,442	47
Tractor Supply Co.	Morgan Stanley	1,802	169,770	168,379	(1,713)

		258,194	29,567,578	36,415,237	7,175,158

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	210	12,761	12,818	136
Intel Corp.	Morgan Stanley	105,137	4,880,253	6,292,449	1,487,822
KLA Corp.	Morgan Stanley	14,117	2,427,877	2,515,226	110,716
Lam Research Corp.	Morgan Stanley	22	5,952	6,433	545
Qorvo, Inc.	Morgan Stanley	21,795	1,553,274	2,533,233	987,239
Texas Instruments, Inc.	Morgan Stanley	11,069	1,326,601	1,420,042	109,317

		152,350	10,206,718	12,780,201	2,695,775

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	125	26,227	26,321	235
Alliance Data Systems Corp.	Morgan Stanley	10,080	1,513,109	1,130,976	(362,337)
Automatic Data Processing, Inc.	Morgan Stanley	5,902	958,974	1,006,291	57,185
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	12,192	780,044	756,148	(15,535)
International Business Machines Corp.	Morgan Stanley	8,212	1,102,659	1,100,736	3,251
Jack Henry & Associates, Inc.	Morgan Stanley	986	147,095	143,631	(2,363)
Leidos Holdings, Inc.	Morgan Stanley	27,811	2,322,612	2,722,419	429,595
Mastercard, Inc., Class A	Morgan Stanley	1	270	299	48
Microsoft Corp.	Morgan Stanley	23,305	3,291,480	3,675,199	413,797
Oracle Corp.	Morgan Stanley	221,682	11,839,622	11,744,712	10,763
Paychex, Inc.	Morgan Stanley	423	35,877	35,980	290
Visa, Inc., Class A	Morgan Stanley	24,383	4,118,528	4,581,566	495,667

		335,102	26,136,497	26,924,278	1,030,596

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	1,203	111,742	130,201	19,419
Apple, Inc.	Morgan Stanley	106,013	22,044,323	31,130,717	9,292,723
Arista Networks, Inc.	Morgan Stanley	6,179	1,151,871	1,256,809	114,095
CDW Corp.	Morgan Stanley	3,342	396,771	477,371	83,743
Cisco Systems, Inc.	Morgan Stanley	395,224	19,901,536	18,954,943	(727,753)
F5 Networks, Inc.	Morgan Stanley	4,753	659,485	663,756	7,373
FLIR Systems, Inc.	Morgan Stanley	2,397	127,151	124,812	(1,444)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Technology Hardware & Equipment — (continued)
HP, Inc.	Morgan Stanley	320,494	$6,625,522	$6,586,152	$99,457
Juniper Networks, Inc.	Morgan Stanley	6,170	151,394	151,967	2,471
Keysight Technologies, Inc.	Morgan Stanley	1,883	199,682	193,252	(5,483)
Motorola Solutions, Inc.	Morgan Stanley	5	807	806	22
NetApp, Inc.	Morgan Stanley	4,461	207,977	277,697	72,791
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	4,350	392,724	416,904	28,035
Xerox Holdings Corp.	Morgan Stanley	38,764	1,088,881	1,429,229	364,839
Zebra Technologies Corp., Class A	Morgan Stanley	633	163,032	161,694	(558)

		895,871	53,222,898	61,956,310	9,349,730

Telecommunication Services
AT&T, Inc.	Morgan Stanley	51,763	1,748,450	2,022,898	309,040
CenturyLink, Inc.	Morgan Stanley	25,279	297,534	333,935	50,451
T-Mobile US, Inc.	Morgan Stanley	7,947	614,117	623,204	13,086
Verizon Communications, Inc.	Morgan Stanley	202,350	11,502,973	12,424,290	1,077,142

		287,339	14,163,074	15,404,327	1,449,719

Transportation
Alaska Air Group, Inc.	Morgan Stanley	23,914	1,507,376	1,620,174	136,603
American Airlines Group, Inc.	Morgan Stanley	16,437	494,182	471,413	(18,800)
CH Robinson Worldwide, Inc.	Morgan Stanley	1,304	102,447	101,973	968
CSX Corp.	Morgan Stanley	62,435	4,111,175	4,517,797	453,883
Delta Air Lines, Inc.	Morgan Stanley	73,168	4,176,231	4,278,865	151,593
Expeditors International of Washington, Inc.	Morgan Stanley	3,946	275,036	307,867	36,108
JB Hunt Transport Services, Inc.	Morgan Stanley	1,332	149,617	155,551	6,652
Kansas City Southern	Morgan Stanley	5,685	765,808	870,715	111,559
Norfolk Southern Corp.	Morgan Stanley	4	780	777	17
Southwest Airlines Co.	Morgan Stanley	103,812	5,290,645	5,603,772	375,253
Union Pacific Corp.	Morgan Stanley	16,119	2,594,973	2,914,154	349,727
United Airlines Holdings, Inc.	Morgan Stanley	32,404	2,938,496	2,854,468	(70,271)
United Parcel Service, Inc., Class B	Morgan Stanley	13,543	1,557,327	1,585,344	46,872

		354,103	23,964,093	25,282,870	1,580,164

Utilities
AES Corp.	Morgan Stanley	14,062	215,442	279,834	67,286
Evergy, Inc.	Morgan Stanley	2,863	179,994	186,353	8,663
NRG Energy, Inc.	Morgan Stanley	55,401	1,890,353	2,202,190	322,883
Southern Co. (The)	Morgan Stanley	27,767	1,750,172	1,768,758	28,394

		100,093	4,035,961	4,437,135	427,226

Total Reference Entity — Long			584,547,079	648,732,510	71,364,460

Short

Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(34,821)	(2,858,986)	(3,306,950)	(480,762)

Banks
Citizens Financial Group, Inc.	Morgan Stanley	(24,397)	(893,696)	(990,762)	(109,307)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Banks — (continued)
Comerica, Inc.	Morgan Stanley	(19,082)	$(1,250,851)	$(1,369,133)	$(139,007)
Huntington Bancshares, Inc.	Morgan Stanley	(116,594)	(1,516,972)	(1,758,238)	(289,546)
KeyCorp.	Morgan Stanley	(70,385)	(1,270,520)	(1,424,592)	(229,660)
Regions Financial Corp.	Morgan Stanley	(145,573)	(2,157,133)	(2,498,033)	(399,732)
Zions Bancorp NA	Morgan Stanley	(20,199)	(829,329)	(1,048,732)	(249,259)

		(396,230)	(7,918,501)	(9,089,490)	(1,416,511)

Capital Goods
Boeing Co. (The)	Morgan Stanley	(37,392)	(12,447,174)	(12,180,818)	115,569
Fastenal Co.	Morgan Stanley	(72,696)	(2,520,263)	(2,686,117)	(197,767)
Flowserve Corp.	Morgan Stanley	(10,345)	(463,753)	(514,871)	(61,402)
General Electric Co.	Morgan Stanley	(868,545)	(8,797,835)	(9,692,962)	(964,705)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(5,797)	(1,174,294)	(1,454,351)	(298,466)
Quanta Services, Inc.	Morgan Stanley	(22,315)	(742,197)	(908,444)	(172,958)
Roper Technologies, Inc.	Morgan Stanley	(2,579)	(921,071)	(913,559)	(688)
Textron, Inc.	Morgan Stanley	(28,930)	(1,354,886)	(1,290,278)	55,428

		(1,048,599)	(28,421,473)	(29,641,400)	(1,524,989)

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(208)	(18,897)	(18,916)	(121)
Republic Services, Inc.	Morgan Stanley	(1,000)	(88,818)	(89,630)	(1,763)
Rollins, Inc.	Morgan Stanley	(51,817)	(1,684,052)	(1,718,252)	(52,926)

		(53,025)	(1,791,767)	(1,826,798)	(54,810)

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(21,226)	(671,493)	(809,772)	(142,532)
DR Horton, Inc.	Morgan Stanley	(6,462)	(351,235)	(340,871)	7,994
Hasbro, Inc.	Morgan Stanley	(16,003)	(1,533,856)	(1,690,077)	(176,738)
NIKE, Inc., Class B	Morgan Stanley	(29,660)	(2,895,909)	(3,004,855)	(128,308)
NVR, Inc.	Morgan Stanley	(469)	(1,714,103)	(1,786,144)	(82,928)
PulteGroup, Inc.	Morgan Stanley	(34,347)	(1,166,860)	(1,332,664)	(179,873)
Ralph Lauren Corp.	Morgan Stanley	(2,861)	(338,300)	(335,366)	(1,848)
Tapestry, Inc.	Morgan Stanley	(36,029)	(929,055)	(971,702)	(60,699)
Under Armour, Inc., Class C	Morgan Stanley	(65,034)	(1,202,675)	(1,247,352)	(52,310)
VF Corp.	Morgan Stanley	(50,438)	(4,329,829)	(5,026,651)	(748,559)

		(262,529)	(15,133,315)	(16,545,454)	(1,565,801)

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(15,433)	(790,004)	(784,459)	2,156
Chipotle Mexican Grill, Inc.	Morgan Stanley	(3,523)	(2,874,440)	(2,949,138)	(92,967)
Darden Restaurants, Inc.	Morgan Stanley	(14,924)	(1,689,569)	(1,626,865)	51,974
Las Vegas Sands Corp.	Morgan Stanley	(61,113)	(3,482,318)	(4,219,242)	(806,360)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(33,088)	(3,561,048)	(4,417,579)	(930,784)
Wynn Resorts Ltd.	Morgan Stanley	(17,212)	(1,998,156)	(2,390,230)	(439,191)

		(145,293)	(14,395,535)	(16,387,513)	(2,215,172)

Diversified Financials
Cboe Global Markets, Inc.	Morgan Stanley	(17,671)	(2,004,064)	(2,120,520)	(141,910)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Diversified Financials — (continued)
Charles Schwab Corp. (The)	Morgan Stanley	(45,071)	$(2,094,758)	$(2,143,577)	$(79,370)
CME Group, Inc.	Morgan Stanley	(25,492)	(5,338,476)	(5,116,754)	102,818
E*TRADE Financial Corp.	Morgan Stanley	(34,605)	(1,427,029)	(1,570,029)	(161,749)
State Street Corp.	Morgan Stanley	(39,698)	(2,543,158)	(3,140,112)	(679,572)

		(162,537)	(13,407,485)	(14,090,992)	(959,783)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(51,706)	(957,067)	(900,201)	45,673
Cimarex Energy Co.	Morgan Stanley	(15,594)	(678,350)	(818,529)	(150,714)
Concho Resources, Inc.	Morgan Stanley	(31,699)	(2,242,295)	(2,775,881)	(553,079)
Diamondback Energy, Inc.	Morgan Stanley	(25,837)	(2,502,756)	(2,399,224)	77,940
EOG Resources, Inc.	Morgan Stanley	(61,371)	(4,878,228)	(5,140,435)	(306,457)
Exxon Mobil Corp.	Morgan Stanley	(69,489)	(4,914,644)	(4,848,942)	(13,230)
Marathon Oil Corp.	Morgan Stanley	(101,531)	(1,200,963)	(1,378,791)	(190,526)
National Oilwell Varco, Inc.	Morgan Stanley	(48,908)	(1,087,240)	(1,225,145)	(147,748)
Noble Energy, Inc.	Morgan Stanley	(76,620)	(1,684,003)	(1,903,241)	(239,127)
Occidental Petroleum Corp.	Morgan Stanley	(113,231)	(4,538,262)	(4,666,250)	(246,293)
ONEOK, Inc.	Morgan Stanley	(65,121)	(4,404,723)	(4,927,706)	(612,633)
Pioneer Natural Resources Co.	Morgan Stanley	(21,156)	(2,686,297)	(3,202,384)	(551,234)
Schlumberger Ltd. (Curacao)	Morgan Stanley	(150,251)	(5,313,106)	(6,040,090)	(929,320)
Williams Cos., Inc. (The)	Morgan Stanley	(191,553)	(4,547,660)	(4,543,637)	(170,470)

		(1,024,067)	(41,635,594)	(44,770,456)	(3,987,218)

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(76,009)	(4,108,723)	(5,138,208)	(1,081,472)
Hormel Foods Corp.	Morgan Stanley	(78,815)	(3,210,135)	(3,555,345)	(382,165)

		(154,824)	(7,318,858)	(8,693,553)	(1,463,637)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(82,739)	(7,233,655)	(7,186,710)	(23,009)
ABIOMED, Inc.	Morgan Stanley	(7,133)	(1,372,099)	(1,216,818)	146,570
Align Technology, Inc.	Morgan Stanley	(12,547)	(2,259,381)	(3,501,115)	(1,256,089)
Baxter International, Inc.	Morgan Stanley	(73,532)	(6,311,932)	(6,148,746)	90,696
Becton Dickinson and Co.	Morgan Stanley	(3,421)	(871,637)	(930,409)	(187,432)
Boston Scientific Corp.	Morgan Stanley	(211,506)	(8,944,589)	(9,564,301)	(676,597)
Cardinal Health, Inc.	Morgan Stanley	(37,138)	(1,979,499)	(1,878,440)	70,617
Cerner Corp.	Morgan Stanley	(47,097)	(3,292,866)	(3,456,449)	(201,467)
Cooper Cos., Inc. (The)	Morgan Stanley	(7,816)	(2,669,086)	(2,511,203)	140,922
DENTSPLY SIRONA, Inc.	Morgan Stanley	(35,224)	(1,882,433)	(1,993,326)	(129,895)
Edwards Lifesciences Corp.	Morgan Stanley	(13,826)	(3,024,375)	(3,225,468)	(220,314)
Hologic, Inc.	Morgan Stanley	(23,532)	(1,171,020)	(1,228,606)	(73,138)
IDEXX Laboratories, Inc.	Morgan Stanley	(13,674)	(3,889,451)	(3,570,692)	294,034
Intuitive Surgical, Inc.	Morgan Stanley	(14,739)	(7,314,564)	(8,712,960)	(1,444,910)
ResMed, Inc.	Morgan Stanley	(4,799)	(721,579)	(743,701)	(41,423)
STERIS PLC (Ireland)	Morgan Stanley	(9,959)	(1,511,383)	(1,517,951)	(16,164)
Stryker Corp.	Morgan Stanley	(547)	(120,081)	(114,837)	11,347
Teleflex, Inc.	Morgan Stanley	(7,275)	(2,551,779)	(2,738,601)	(207,984)
Varian Medical Systems, Inc.	Morgan Stanley	(11,343)	(1,408,298)	(1,610,819)	(211,463)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Health Care Equipment & Services — (continued)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(32,295)	$(4,354,734)	$(4,833,916)	$(522,369)

		(650,142)	(62,884,441)	(66,685,068)	(4,458,068)

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(118,857)	(1,215,068)	(1,337,141)	(159,499)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(46,202)	(8,592,970)	(9,542,561)	(1,026,416)

		(165,059)	(9,808,038)	(10,879,702)	(1,185,915)

Insurance
Prudential Financial, Inc.	Morgan Stanley	(25,448)	(2,371,469)	(2,385,496)	(58,792)
Unum Group	Morgan Stanley	(32,647)	(895,834)	(951,987)	(71,138)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(16,293)	(3,051,543)	(3,290,208)	(268,650)

		(74,388)	(6,318,846)	(6,627,691)	(398,580)

Materials
Albemarle Corp.	Morgan Stanley	(16,810)	(1,110,072)	(1,227,802)	(137,129)
Corteva, Inc.	Morgan Stanley	(104,869)	(3,110,126)	(3,099,928)	(23,202)
Freeport-McMoRan, Inc.	Morgan Stanley	(228,068)	(2,302,953)	(2,992,252)	(715,335)
Newmont Goldcorp Corp.	Morgan Stanley	(118,226)	(4,431,679)	(5,136,920)	(766,519)
Sealed Air Corp.	Morgan Stanley	(5,392)	(214,571)	(214,763)	(1,539)
Vulcan Materials Co.	Morgan Stanley	(13,427)	(1,882,917)	(1,933,354)	(66,671)

		(486,792)	(13,052,318)	(14,605,019)	(1,710,395)

Media & Entertainment
Electronic Arts, Inc.	Morgan Stanley	(37,372)	(3,604,341)	(4,017,864)	(436,434)
Live Nation Entertainment, Inc.	Morgan Stanley	(25,109)	(1,776,708)	(1,794,540)	(29,117)
Netflix, Inc.	Morgan Stanley	(22,965)	(7,249,200)	(7,430,785)	(227,684)
News Corp., Class A	Morgan Stanley	(74,546)	(977,206)	(1,054,080)	(83,073)
Take-Two Interactive Software, Inc.	Morgan Stanley	(17,903)	(2,263,345)	(2,191,864)	57,100
Twitter, Inc.	Morgan Stanley	(115,422)	(4,706,568)	(3,699,275)	977,369

		(293,317)	(20,577,368)	(20,188,408)	258,161

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(39,293)	(2,991,437)	(3,352,086)	(386,734)
Eli Lilly & Co.	Morgan Stanley	(92,240)	(10,507,397)	(12,123,103)	(1,736,534)
Illumina, Inc.	Morgan Stanley	(23,271)	(6,765,862)	(7,719,922)	(997,083)
Incyte Corp.	Morgan Stanley	(34,652)	(2,797,724)	(3,025,813)	(245,869)
IQVIA Holdings, Inc.	Morgan Stanley	(32,025)	(5,101,582)	(4,948,183)	120,963
Mettler-Toledo International, Inc.	Morgan Stanley	(2,182)	(1,499,779)	(1,730,937)	(283,487)
PerkinElmer, Inc.	Morgan Stanley	(17,169)	(1,532,638)	(1,667,110)	(145,406)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(17,251)	(863,861)	(891,187)	(36,426)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	(15,864)	(5,165,689)	(5,956,615)	(823,770)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(2,844)	(910,495)	(923,930)	(19,662)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(41,078)	(7,226,257)	(8,994,028)	(1,813,724)
Waters Corp.	Morgan Stanley	(8,223)	(1,769,071)	(1,921,304)	(163,469)
Zoetis, Inc.	Morgan Stanley	(29,271)	(3,554,194)	(3,874,017)	(392,641)

		(355,363)	(50,685,986)	(57,128,235)	(6,923,842)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Real Estate
American Tower Corp., REIT	Morgan Stanley	(52,028)	$(11,545,950)	$(11,957,075)	$(542,895)
Crown Castle International Corp., REIT	Morgan Stanley	(65,697)	(8,627,159)	(9,338,829)	(919,280)
Digital Realty Trust, Inc., REIT	Morgan Stanley	(5,325)	(628,899)	(637,616)	(12,476)
Equinix, Inc., REIT	Morgan Stanley	(10,809)	(5,580,925)	(6,309,213)	(814,615)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(91,073)	(1,525,737)	(1,689,404)	(196,124)
Iron Mountain, Inc., REIT	Morgan Stanley	(45,310)	(1,408,810)	(1,444,030)	(99,872)
Regency Centers Corp., REIT	Morgan Stanley	(21,185)	(1,403,505)	(1,336,562)	44,437
SBA Communications Corp., REIT	Morgan Stanley	(18,085)	(4,380,415)	(4,358,304)	(19,120)
Simon Property Group, Inc., REIT	Morgan Stanley	(38,042)	(5,818,468)	(5,666,736)	37
SL Green Realty Corp., REIT	Morgan Stanley	(10,333)	(860,328)	(949,396)	(103,667)
Ventas, Inc., REIT	Morgan Stanley	(23,940)	(1,556,178)	(1,382,296)	145,028
Vornado Realty Trust, REIT	Morgan Stanley	(24,192)	(1,573,318)	(1,608,768)	(99,537)
Weyerhaeuser Co., REIT	Morgan Stanley	(98,668)	(2,465,718)	(2,979,774)	(593,585)

		(504,687)	(47,375,410)	(49,658,003)	(3,211,669)

Retailing
CarMax, Inc.	Morgan Stanley	(20,899)	(1,920,188)	(1,832,215)	75,775
Dollar Tree, Inc.	Morgan Stanley	(29,993)	(3,366,803)	(2,820,842)	524,561
Expedia Group, Inc.	Morgan Stanley	(21,983)	(3,049,262)	(2,377,242)	637,692
L Brands, Inc.	Morgan Stanley	(35,047)	(614,773)	(635,052)	(24,171)
Macy’s, Inc.	Morgan Stanley	(42,852)	(686,022)	(728,484)	(79,161)
Nordstrom, Inc.	Morgan Stanley	(19,834)	(690,480)	(811,806)	(133,039)
O’Reilly Automotive, Inc.	Morgan Stanley	(5,875)	(2,336,775)	(2,574,778)	(301,558)
Tiffany & Co.	Morgan Stanley	(16,090)	(1,353,942)	(2,150,429)	(823,746)
Ulta Beauty, Inc.	Morgan Stanley	(7,174)	(1,829,222)	(1,816,026)	1,577

		(199,747)	(15,847,467)	(15,746,874)	(122,070)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(7,467)	(317,558)	(342,437)	(26,881)
Analog Devices, Inc.	Morgan Stanley	(45,630)	(5,117,122)	(5,422,669)	(362,769)
Broadcom, Inc.	Morgan Stanley	(34,234)	(10,131,202)	(10,818,629)	(914,420)
Maxim Integrated Products, Inc.	Morgan Stanley	(34,471)	(2,072,362)	(2,120,311)	(82,145)
Microchip Technology, Inc.	Morgan Stanley	(33,789)	(3,140,214)	(3,538,384)	(436,546)
Micron Technology, Inc.	Morgan Stanley	(143,141)	(6,687,731)	(7,698,123)	(1,052,919)
NVIDIA Corp.	Morgan Stanley	(34,623)	(7,040,521)	(8,146,792)	(1,238,029)
QUALCOMM, Inc.	Morgan Stanley	(135,433)	(11,943,718)	(11,949,254)	(175,030)
Skyworks Solutions, Inc.	Morgan Stanley	(3,501)	(330,133)	(423,201)	(182,214)
Xilinx, Inc.	Morgan Stanley	(4,814)	(470,434)	(470,665)	(3,205)

		(477,103)	(47,250,995)	(50,930,465)	(4,474,158)

Software & Services
Adobe, Inc.	Morgan Stanley	(9,228)	(2,865,226)	(3,043,487)	(196,470)
Akamai Technologies, Inc.	Morgan Stanley	(25,622)	(2,141,987)	(2,213,228)	(84,850)
ANSYS, Inc.	Morgan Stanley	(5,137)	(1,082,160)	(1,322,315)	(294,143)
Autodesk, Inc.	Morgan Stanley	(30,913)	(4,847,617)	(5,671,299)	(854,502)
Cadence Design Systems, Inc.	Morgan Stanley	(2,975)	(202,644)	(206,346)	(6,950)
Citrix Systems, Inc.	Morgan Stanley	(16,464)	(1,627,191)	(1,825,858)	(216,899)
DXC Technology Co.	Morgan Stanley	(32,399)	(1,115,822)	(1,217,878)	(115,941)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Fidelity National Information Services, Inc.	Morgan Stanley	(67,412)	$(8,870,290)	$(9,376,335)	$(586,010)
Fiserv, Inc.	Morgan Stanley	(78,734)	(8,462,228)	(9,104,012)	(695,601)
Fortinet, Inc.	Morgan Stanley	(26,786)	(2,170,633)	(2,859,673)	(702,831)
Gartner, Inc.	Morgan Stanley	(13,784)	(2,353,342)	(2,124,114)	214,275
Intuit, Inc.	Morgan Stanley	(32,427)	(8,384,718)	(8,493,604)	(162,209)
NortonLifeLock, Inc.	Morgan Stanley	(101,158)	(2,098,524)	(2,581,552)	(516,592)
PayPal Holdings, Inc.	Morgan Stanley	(40,558)	(4,260,887)	(4,387,159)	(153,360)
salesforce.com, Inc.	Morgan Stanley	(33,866)	(5,211,060)	(5,507,966)	(330,039)
ServiceNow, Inc.	Morgan Stanley	(18,238)	(5,072,363)	(5,148,952)	(108,839)
Synopsys, Inc.	Morgan Stanley	(18,599)	(2,580,471)	(2,588,981)	(25,845)
VeriSign, Inc.	Morgan Stanley	(14,583)	(2,741,978)	(2,809,852)	(85,300)

		(568,883)	(66,089,141)	(70,482,611)	(4,922,106)

Technology Hardware & Equipment
Corning, Inc.	Morgan Stanley	(120,041)	(3,763,452)	(3,494,393)	197,119
IPG Photonics Corp.	Morgan Stanley	(8,454)	(999,677)	(1,225,154)	(231,818)
Western Digital Corp.	Morgan Stanley	(45,331)	(2,494,827)	(2,877,158)	(420,850)

		(173,826)	(7,257,956)	(7,596,705)	(455,549)

Transportation
FedEx Corp.	Morgan Stanley	(33,057)	(4,790,660)	(4,998,549)	(259,834)
Old Dominion Freight Line, Inc.	Morgan Stanley	(9,905)	(1,849,501)	(1,879,771)	(42,017)

		(42,962)	(6,640,161)	(6,878,320)	(301,851)

Utilities
Alliant Energy Corp.	Morgan Stanley	(37,350)	(1,865,049)	(2,043,792)	(209,961)
Ameren Corp.	Morgan Stanley	(38,456)	(2,923,133)	(2,953,421)	(86,168)
American Electric Power Co., Inc.	Morgan Stanley	(78,061)	(7,005,194)	(7,377,545)	(523,841)
American Water Works Co., Inc.	Morgan Stanley	(28,402)	(3,275,772)	(3,489,186)	(262,637)
Atmos Energy Corp.	Morgan Stanley	(18,385)	(1,999,790)	(2,056,546)	(89,684)
CenterPoint Energy, Inc.	Morgan Stanley	(78,353)	(2,175,079)	(2,136,686)	(20,479)
CMS Energy Corp.	Morgan Stanley	(35,973)	(2,259,266)	(2,260,543)	(29,058)
Consolidated Edison, Inc.	Morgan Stanley	(50,488)	(4,330,949)	(4,567,649)	(338,956)
Dominion Energy, Inc.	Morgan Stanley	(60,176)	(4,501,318)	(4,983,776)	(645,707)
DTE Energy Co.	Morgan Stanley	(24,287)	(3,147,179)	(3,154,153)	(74,472)
Duke Energy Corp.	Morgan Stanley	(113,653)	(9,892,269)	(10,366,290)	(751,739)
Edison International	Morgan Stanley	(51,244)	(3,620,565)	(3,864,310)	(330,814)
Entergy Corp.	Morgan Stanley	(29,736)	(3,120,034)	(3,562,373)	(516,883)
Eversource Energy	Morgan Stanley	(49,540)	(3,792,287)	(4,214,368)	(499,196)
Exelon Corp.	Morgan Stanley	(80,276)	(3,629,289)	(3,659,783)	(102,159)
FirstEnergy Corp.	Morgan Stanley	(77,765)	(3,378,112)	(3,779,379)	(481,841)
NextEra Energy, Inc.	Morgan Stanley	(53,309)	(11,253,878)	(12,909,307)	(1,916,611)
NiSource, Inc.	Morgan Stanley	(58,568)	(1,686,188)	(1,630,533)	28,545
Pinnacle West Capital Corp.	Morgan Stanley	(17,393)	(1,592,329)	(1,564,152)	4,455
PPL Corp.	Morgan Stanley	(104,742)	(3,069,988)	(3,758,143)	(794,079)
Public Service Enterprise Group, Inc.	Morgan Stanley	(63,885)	(3,965,419)	(3,772,409)	137,775
Sempra Energy	Morgan Stanley	(34,730)	(4,933,064)	(5,260,900)	(392,802)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
WEC Energy Group, Inc.	Morgan Stanley	(45,801)	$(3,986,061)	$(4,224,226)	$(317,550)
Xcel Energy, Inc.	Morgan Stanley	(81,259)	(4,955,174)	(5,159,134)	(301,285)

		(1,311,832)	(96,357,386)	(102,748,604)	(8,515,147)

Total Reference Entity — Short			(583,027,027)	(624,508,311)	(50,089,872)

Net Value of Reference Entity			$1,520,052	$24,224,199	$21,274,588

*	Includes $(1,429,559) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $21,274,588, which are considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.